Loan Payable - Disclosure of Loans Repayable (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Loans and advances to banks repayable [line Items]
beginning Balance	$ 1,646	$ 5,988
Financing, October 25, 2017	1,283
Repayment on debt	(1,524)	(4,990)
Interest accrual	83	536
Foreign exchange adjustment	(154)	112
Ending Balance	1,334	1,646
Ending Balance	1,334	1,646
Principal [member]
Loans and advances to banks repayable [line Items]
beginning Balance	1,366	5,754
Financing, October 25, 2017	1,283
Repayment on debt	(1,213)	(4,500)
Foreign exchange adjustment	(154)	112
Ending Balance	1,282	1,366
Ending Balance	1,282	1,366
Interest [member]
Loans and advances to banks repayable [line Items]
beginning Balance	280	282
Repayment on debt	(311)	(538)
Interest accrual	83	536
Ending Balance	52	280
Ending Balance	$ 52	280
Discount [member]
Loans and advances to banks repayable [line Items]
beginning Balance		(48)
Repayment on debt		$ 48